UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21597

PRIMECAP Odyssey Funds
(Exact name of registrant as specified in charter)

225 South Lake Avenue, Suite 400
Pasadena, CA 91101-3005
(Address of principal executive offices) (Zip code)

PRIMECAP Management Company
225 South Lake Avenue, Suite 400
Pasadena, CA 91101-3005
(Name and address of agent for service)

(800) 729-2307
Registrant's telephone number, including area code

Date of fiscal year end: October 31, 2005

Date of reporting period: July 31, 2005

Item 1. Schedule of Investments.
PRIMECAP Odyssey Stock Fund

SCHEDULE OF INVESTMENTS at July 31, 2005 (Unaudited)

Shares		Value

COMMON STOCKS: 93.2%

Consumer Discretionary: 11.3%
6,200	Blue Nile, Inc.*	$206,212
5,000	CarMax, Inc.*	146,100
5,000	Comcast Corp. - Class A*	153,650
3,000	Cooper Tire & Rubber Co.	60,360
13,800	DIRECTV Group, Inc. (The)*	212,520
510	Discovery Holding Co. - Class A *	7,278
6,600	Dress Barn, Inc.*	160,908
5,200	Eastman Kodak Co.	139,048
3,300	Kohl's Corp.*	185,955
5,100	Liberty Media Corp. - Class A*	44,829
3,400	Mattel, Inc.	63,410
7,500	News Corp. - Class A	122,850
3,600	Nordstrom, Inc.	133,236
6,400	Sony Corp.	208,064
1,250	Target Corp.	73,437
3,850	Time Warner, Inc.	65,527
9,050	TJX Cos, Inc.	212,765
1,500	Univision Communications, Inc. *	42,420
		2,238,569

Consumer Staples: 1.5%
11,100	American Italian Pasta Co. - Class A	233,655
3,100	Cott Corp.*	71,920
		305,575

Energy: 8.9%
1,800	Arch Coal, Inc.	102,456
2,700	Cooper Cameron Corp.*	191,646
1,000	EnCana Corp.	41,350
3,600	EOG Resources, Inc.	219,960
1,400	GlobalSantaFe Corp.	62,986
3,763	National Oilwell Varco, Inc.*	196,993
550	Noble Corp.	36,949
1,100	Pioneer Natural Resources Co.	47,663
3,200	Pogo Producing Co.	176,096
3,600	Schlumberger Ltd.	301,464
6,050	Unocal Corp.	392,343
		1,769,906

Financials: 8.2%
3,500	American International Group, Inc.	210,700
9,400	Bank of New York Co., Inc. (The)	289,332
100	Berkshire Hathaway, Inc. - Class B*	278,200
2,750	Chubb Corp.	244,255
2,000	Fannie Mae	111,720
1,500	Fifth Third Bancorp	64,650
7,750	Marsh & McLennan Cos, Inc.	224,518
1,150	MBIA, Inc.	69,851
3,000	Washington Mutual, Inc.	127,440
		1,620,666

PRIMECAP Odyssey Stock Fund

SCHEDULE OF INVESTMENTS at July 31, 2005 (Unaudited), Continued

Shares		Value

Health Care: 21.9%
4,300	Affymetrix, Inc.*	$200,767
1,200	Amgen, Inc.*	95,700
11,550	Biogen Idec, Inc.*	453,799
10,500	Eli Lilly & Co.	591,360
6,600	GlaxoSmithKline PLC	313,104
4,000	Guidant Corp.	275,200
7,500	Medtronic, Inc.	404,550
12,950	Novartis AG	630,795
13,500	Pfizer, Inc.	357,750
4,400	Pharmacyclics, Inc.*	40,700
3,900	Roche Holding AG	530,291
4,900	Sepracor, Inc.*	256,515
4,500	Waters Corp. *	203,760
		4,354,291

Industrials: 13.4%
1,500	3M Co.	112,500
2,700	Alaska Air Group, Inc.*	94,446
5,700	Avery Dennison Corp.	323,019
2,200	Burlington Northern Santa Fe Corp.	119,350
1,200	Canadian National Railway Co.	79,740
5,000	Caterpillar, Inc.	269,550
6,400	Chicago Bridge & Iron Co. N.V.	178,880
950	Fluor Corp.	60,610
6,300	JetBlue Airways Corp.*	132,300
11,400	McDermott International, Inc.*	270,066
5,900	Pall Corp.	182,723
1,100	Raytheon Co.	43,263
30,700	Southwest Airlines Co.	435,633
2,300	Thomas & Betts Corp.*	77,671
3,800	Union Pacific Corp.	267,178
		2,646,929

Information Technology: 19.3%
5,050	Accenture Ltd. - Class A*	126,452
14,100	Agilent Technologies, Inc.*	369,984
1,900	AMIS Holdings, Inc.*	24,244
6,000	Applied Materials, Inc.	110,760
14,000	ASML Holding N.V.*	246,400
3,100	Comverse Technology, Inc.*	78,399
25,950	Corning, Inc.*	494,348
2,400	Emulex Corp.*	45,576
8,500	eSpeed, Inc. - Class A*	72,250
1,000	First Data Corp.	41,140
496	Freescale Semiconductor, Inc. - Class B*	12,772
5,400	Intel Corp.	146,556
6,900	Intuit, Inc.*	331,200
1,400	KLA-Tencor Corp.	72,380
3,770	L.M. Ericsson Telephone Co.	129,537
9,700	Microsoft Corp.	248,417

PRIMECAP Odyssey Stock Fund

	SCHEDULE OF INVESTMENTS at July 31, 2005 (Unaudited), Continued

	Shares/
	Principal Amount		Value

	Information Technology (continued)
	6,000	Motorola, Inc.	$127,080
	35,000	Nortel Networks Corp.*	92,050
	6,000	Nvidia Corp.*	162,360
	12,500	Oracle Corp.*	169,750
	3,000	Paychex, Inc.	104,730
	1,400	Research In Motion Ltd.*	98,924
	1,600	Silicon Laboratories, Inc.*	46,832
	10,000	Symbol Technologies, Inc.	116,400
	11,100	Texas Instruments, Inc.	352,536
			3,821,077

	Materials: 8.0%
	5,000	Alcoa, Inc.	140,250
	4,550	Dow Chemical Co. (The)	218,172
	3,900	Inco Ltd.	159,822
	1,800	International Paper Co.	56,880
	1,000	Minerals Technologies, Inc.	62,240
	2,550	Monsanto Co.	171,794
	1,700	Newmont Mining Corp.	63,835
	1,000	Potash Corp. of Saskatchewan	106,560
	650	Praxair, Inc.	32,103
	4,600	Vulcan Materials Co.	323,104
	3,700	Weyerhaeuser Co.	255,226
			1,589,986

	Telecommunication Services: 0.7%
	4,950	Sprint Corp.	133,155

	TOTAL COMMON STOCKS
	(cost $16,686,290)		18,480,154

	SHORT-TERM INVESTMENT: 7.5%

	$1,493,488	Dreyfus Institutional US Treasury Money Market Fund	1,493,488

	TOTAL SHORT-TERM INVESTMENT
	(cost $1,493,488)		1,493,488

	TOTAL INVESTMENTS IN SECURITIES
	(cost $18,179,778+): 100.7%		19,973,642
	Liabilities in excess of Other Assets: (0.7%)		(136,135)
	NET ASSETS:	100.0%	$19,837,507

*	Non-income producing security.
+	At July 31, 2005, the aggregate unrealized appreciation and depreciation of securities, based on their cost for federal income tax purposes, were as follows:
	Cost of investments for tax purposes		$18,179,778
	Gross unrealized appreciation		$2,163,426
	Gross unrealized depreciation		(369,562)
	Net unrealized appreciation		$1,793,864

PRIMECAP Odyssey Growth Fund

SCHEDULE OF INVESTMENTS at July 31, 2005 (Unaudited)

Shares		Value

COMMON STOCKS: 94.1%

Consumer Discretionary: 11.0%
6,000	99 Cents Only Stores*	$73,620
4,550	CarMax, Inc.*	132,951
4,000	Comcast Corp. - Class A*	122,920
13,100	DIRECTV Group, Inc. (The)*	201,740
510	Discovery Holding Co. - Class A *	7,278
8,000	Gentex Corp.	142,560
2,300	Kohl's Corp.*	129,605
5,100	Liberty Media Corp. - Class A*	44,829
5,500	Mattel, Inc.	102,575
11,800	News Corp. - Class A	193,284
3,200	Nordstrom, Inc.	118,432
2,800	Sony Corp.	91,028
1,050	Target Corp.	61,687
2,400	Time Warner, Inc.	40,848
6,150	TJX Cos, Inc.	144,586
3,300	Univision Communications, Inc. *	93,324
1,850	Yum! Brands, Inc.	96,848
		1,798,115

Consumer Staples: 0.4%
2,500	Cott Corp.*	58,000

Energy: 9.6%
1,000	Cooper Cameron Corp.*	70,980
5,600	EnCana Corp.	231,560
3,000	EOG Resources, Inc.	183,300
2,000	Murphy Oil Corp.	106,080
3,200	Pogo Producing Co.	176,096
3,450	Schlumberger Ltd.	288,903
1,200	Transocean, Inc.*	67,716
7,000	Unocal Corp.	453,950
		1,578,585

Financials: 6.0%
2,150	American International Group, Inc.	129,430
7,850	Bank of New York Co., Inc. (The)	241,623
50	Berkshire Hathaway, Inc. - Class B*	139,100
1,942	Chubb Corp.	172,488
5,050	Marsh & McLennan Cos, Inc.	146,299
950	MBIA, Inc.	57,703
2,000	State Street Corp.	99,480
		986,123

PRIMECAP Odyssey Growth Fund

SCHEDULE OF INVESTMENTS at July 31, 2005 (Unaudited), Continued

Shares		Value

Health Care: 23.9%
5,600	Affymetrix, Inc.*	$261,464
1,500	Amgen, Inc.*	119,625
10,250	Biogen Idec, Inc.*	402,722
5,400	Chiron Corp.*	195,642
8,200	Eli Lilly & Co.	461,824
5,000	GlaxoSmithKline PLC	237,200
2,900	Guidant Corp.	199,520
5,500	Medtronic, Inc.	296,670
8,850	Novartis AG	431,084
13,650	Pfizer, Inc.	361,725
3,500	Roche Holding AG	475,902
5,800	Sepracor, Inc.*	303,630
3,700	Waters Corp. *	167,536
		3,914,544

Industrials: 10.0%
1,200	3M Co.	90,000
4,150	Avery Dennison Corp.	235,180
1,400	Caterpillar, Inc.	75,474
700	FedEx Corp.	58,863
2,700	Fluor Corp.	172,260
8,400	JetBlue Airways Corp.*	176,400
1,400	Kirby Corp.*	67,410
12,200	Pall Corp.	377,834
27,100	Southwest Airlines Co.	384,549
		1,637,970

Information Technology: 29.2%
3,350	Accenture Ltd. - Class A*	83,884
15,750	Agilent Technologies, Inc.*	413,280
10,000	Akamai Technologies, Inc. *	152,700
11,000	AMIS Holdings, Inc.*	140,360
3,500	Applied Materials, Inc.	64,610
17,650	ASML Holding N.V.*	310,640
1,800	Autodesk, Inc.	61,542
5,700	Avocent Corp. *	198,702
8,700	Comverse Technology, Inc.*	220,023
23,200	Corning, Inc.*	441,960
2,650	Cymer, Inc.*	91,955
1,100	First Data Corp.	45,254
220	Freescale Semiconductor, Inc. - Class B*	5,665
4,500	Intel Corp.	122,130
7,700	Intuit, Inc.*	369,600
2,300	KLA-Tencor Corp.	118,910
3,000	L.M. Ericsson Telephone Co.	103,080
2,600	Macromedia, Inc.*	104,390
2,150	McAfee, Inc.*	67,510
8,850	Microsoft Corp.	226,649
5,000	Motorola, Inc.	105,900
65,200	Nortel Networks Corp.*	171,476

PRIMECAP Odyssey Growth Fund

	SCHEDULE OF INVESTMENTS at July 31, 2005 (Unaudited), Continued
	Shares/
	Principal Amount		Value

	Information Technology (continued)
	4,200	Nvidia Corp.*	$113,652
	10,000	Oracle Corp.*	135,800
	3,000	Paychex, Inc.	104,730
	1,300	Research In Motion Ltd.*	91,858
	5,950	Silicon Laboratories, Inc.*	174,156
	2,700	Symantec Corp.*	59,319
	7,100	Texas Instruments, Inc.	225,496
	2,800	Trimble Navigation Ltd.*	109,088
	5,800	VeriSign, Inc.*	152,598
			4,786,917

	Materials: 3.1%
	3,100	Minerals Technologies, Inc.	192,944
	2,850	Monsanto Co.	192,005
	2,400	Praxair, Inc.	118,536
			503,485

	Telecommunication Services: 1.0%
	6,350	Sprint Corp.	170,815

	TOTAL COMMON STOCKS
	(cost $13,911,858)		15,434,554

	SHORT-TERM INVESTMENT: 6.7%

	$1,089,970	Dreyfus Institutional US Treasury Money Market Fund	1,089,970

	TOTAL SHORT-TERM INVESTMENT
	(cost $1,089,970)		1,089,970

	TOTAL INVESTMENTS IN SECURITIES
	(cost $15,001,828+): 100.8%		16,524,524
	Liabilities in excess of Other Assets: (0.8%)		(123,241)
	NET ASSETS:	100.0%	$16,401,283

*	Non-income producing security.

+	At July 31, 2005, the aggregate unrealized appreciation and depreciation of securities, based on their cost for federal income tax purposes, were as follows:
	Cost of investments for tax purposes		$15,001,828
	Gross unrealized appreciation		$1,850,448
	Gross unrealized depreciation		(327,752)
	Net unrealized appreciation		$1,522,696

PRIMECAP Odyssey Aggressive Growth Fund

SCHEDULE OF INVESTMENTS at July 31, 2005 (Unaudited)

Shares		Value

COMMON STOCKS: 91.9%

Consumer Discretionary: 8.4%
6,600	99 Cents Only Stores*	$80,982
15,500	Blue Nile, Inc.*	515,530
6,500	California Pizza Kitchen, Inc.*	198,900
8,700	CarMax, Inc.*	254,214
12,300	DIRECTV Group, Inc. (The) *	189,420
5,000	eBay, Inc. *	208,900
10,000	Gentex Corp.	178,200
1,550	Tiffany & Co.	52,747
		1,678,893

Consumer Staples: 2.6%
19,700	American Italian Pasta Co. - Class A	414,685
4,800	Cott Corp.*	111,360
		526,045

Energy: 7.5%
1,800	Arch Coal, Inc.	102,456
25,000	Hanover Compressor Co.*	363,500
3,345	National Oilwell Varco, Inc.*	175,110
1,900	Noble Corp.	127,642
5,450	Pioneer Natural Resources Co.	236,148
4,950	Pogo Producing Co.	272,399
8,200	Pride International, Inc.*	213,364
		1,490,619

Financials: 2.3%
5,800	Advance America Cash Advance Centers, Inc.	91,234
24,000	MarketAxess Holdings, Inc.*	262,800
1,550	MBIA, Inc.	94,147
		448,181

Health Care: 13.6%
13,100	Affymetrix, Inc.*	611,639
79,950	Conceptus, Inc.*	638,800
59,500	Dendreon Corp.*	349,860
3,000	Intuitive Surgical, Inc.*	208,200
49,000	Pharmacyclics, Inc.*	453,250
8,450	Sepracor, Inc.*	442,358
		2,704,107

PRIMECAP Odyssey Aggressive Growth Fund

SCHEDULE OF INVESTMENTS at July 31, 2005 (Unaudited), Continued

Shares		Value

Industrials: 9.8%
8,000	Alaska Air Group, Inc.*	$279,840
5,650	Avery Dennison Corp.	320,186
4,000	Granite Construction, Inc.	136,880
30,550	JetBlue Airways Corp.*	641,550
15,000	Pall Corp.	464,550
7,700	Southwest Airlines Co.	109,263
		1,952,269

Information Technology: 44.2%
7,500	Agilent Technologies, Inc.*	196,800
36,000	Akamai Technologies, Inc. *	549,720
36,400	AMIS Holdings, Inc.*	464,464
36,150	ASML Holding N.V.*	636,240
13,100	Avocent Corp. *	456,666
9,650	Comverse Technology, Inc.*	244,049
11,900	Cymer, Inc.*	412,930
2,000	Digital River, Inc. *	79,950
44,500	eSpeed, Inc. - Class A*	378,250
8,000	InPhonic, Inc.*	128,000
7,500	Intuit, Inc.*	360,000
7,500	KLA-Tencor Corp.	387,750
9,000	Macromedia, Inc.*	361,350
2,800	Macrovision Corp.*	61,124
5,600	McAfee, Inc.*	175,840
90,000	Micromuse, Inc. *	508,500
98,500	Nortel Networks Corp.*	259,055
9,700	Nvidia Corp.*	262,482
50,700	Opsware, Inc.*	283,920
46,700	RADVision Ltd.*	560,867
11,000	Rambus, Inc.*	144,540
2,200	Research In Motion Ltd.*	155,452
8,150	Silicon Laboratories, Inc.*	238,550
67,000	SonicWALL, Inc.*	357,780
21,700	THQ, Inc.*	759,066
3,000	Trimble Navigation Ltd.*	116,880
10,200	VeriSign, Inc.*	268,362
		8,808,587

PRIMECAP Odyssey Aggressive Growth Fund

	SCHEDULE OF INVESTMENTS at July 31, 2005 (Unaudited), Continued
	Shares/
	Principal Amount		Value

	Materials: 3.5%
	8,500	Minerals Technologies, Inc.		$529,040
	2,400	Monsanto Co.		161,688
				690,728

	TOTAL COMMON STOCKS
	(cost $16,875,405)			18,299,429

	SHORT-TERM INVESTMENT: 9.1%

	$1,816,272	Dreyfus Institutional US Treasury Money Market Fund		1,816,272

	TOTAL SHORT-TERM INVESTMENT
	(cost $1,816,272)			1,816,272

	TOTAL INVESTMENTS IN SECURITIES
	(cost $18,691,677+): 101.0%			20,115,701
	Liabilities in excess of Other Assets: (1.0%)			(198,377)
	NET ASSETS:	100.0%		$19,917,324

*	Non-income producing security.

+	At July 31, 2005, the aggregate unrealized appreciation and depreciation of securities, based on their cost for federal income tax purposes, were as follows:
	Cost of investments for tax purposes			$18,691,677
	Gross unrealized appreciation			$2,100,011
	Gross unrealized depreciation			(675,987)
	Net unrealized appreciation		$	$ 1,424,024

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)). Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	PRIMECAP Odysseys Funds

By (Signature and Title)	/s/ Joel P. Fried
Joel P. Fried, Co-Chief Executive
Date	September 27, 2005

By (Signature and Title)	/s/ Howard B. Schow
Howard B. Schow, Co-Chief Executive
Date	September 27, 2005

By (Signature and Title)	/s/ Theo A. Kolokotrones
Theo A. Kolokotrones, Co-Chief Executive
Date	September 27, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Joel P. Fried
Joel P. Fried, Co-Chief Executive
Date	September 27, 2005

By (Signature and Title)*	/s/ Howard B. Schow
Howard B. Schow, Co-Chief Executive

Date	September 27, 2005

By (Signature and Title)*	/s/ Theo A. Kolokotrones
Theo A. Kolokotrones, Co-Chief Executive
Date	September 27, 2005

By (Signature and Title)*	/s/ David H. Van Slooten
David H. Van Slooten, Chief Financial Officer
Date	September 27, 2005

* Print the name and title of each signing officer under his or her signature.